Fees Summary	Feb. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,346,000
Previously Paid Amount	0.00
Total Fee Amount	2,043.27
Total Offset Amount	0.00
Net Fee	2,043.27
Narrative - Max Aggregate Offering Price	$ 13,346,000
Final Prospectus	true